State Tax-Free Income Trust	07/01/2014 to 06/30/2015

ICA File Number: 811-04521
Registrant Name: T. Rowe Price State Tax-Free Income Trust
Reporting Period: 07/01/2014 - 06/30/2015

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4521

T. Rowe Price State Tax-Free Income Trust

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Darrell N. Braman
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 2/28

Date of reporting period: 07/01/2014 to 06/30/2015

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price State Tax-Free Income Trust

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 31, 2015

Georgia Tax-Free Bond Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Maryland Short-Term Tax-Free Bond Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Maryland Tax-Free Bond Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Maryland Tax-Free Money Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

New Jersey Tax-Free Bond Fund

NJ HLTH CARE FAC ST BARN NOTES DUE JULY 1, 2031 Meeting Date: MAR 16, 2015 Record Date: MAR 09, 2015 Meeting Type: CONSENT
Ticker: Security ID: 64579FKQ5
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent	Management	N/A	Yes

NJ HLTH CR FAC BARNABAS NOTES DUE JULY 1, 2032 Meeting Date: MAR 16, 2015 Record Date: MAR 09, 2015 Meeting Type: CONSENT
Ticker: Security ID: 64579FR39
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent	Management	N/A	Yes

NJ ST HCFFA REV NOTES DUE JULY 1, 2025 Meeting Date: MAR 16, 2015 Record Date: MAR 09, 2015 Meeting Type: CONSENT
Ticker: Security ID: 64579F2P7
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent	Management	N/A	Yes

NJ ST HCFFA REV NOTES DUE JULY 1, 2026 Meeting Date: MAR 16, 2015 Record Date: MAR 09, 2015 Meeting Type: CONSENT
Ticker: Security ID: 64579F2Q5
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent	Management	N/A	Yes

New York Tax-Free Bond Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

New York Tax-Free Money Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Virginia Tax-Free Bond Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

END NPX REPORT